Shareholder Report, Holdings (Details) - Capital Group New Geography Equity ETF	May 31, 2025
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.71%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.48%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.25%
Communication Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%
Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%